Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2020
Trade and other receivables [abstract]
Schedule of trade and other receivables

	2020	2019
	£m	£m
Trade receivables	1,551	1,899
Accrued income	869	883
Prepayments	408	237
Other receivables	158	134
	2,986	3,153

Schedule of reconciliation of changes in allowance account for credit losses

	2020	2019
	£m	£m
At 1 April	394	309
Exchange adjustments	20	24
Charge for the year, net of recoveries	234	181
Uncollectible amounts written off	(136)	(120)
At 31 March	512	394

Schedule of receivables by geographical area
The trade receivables balance, accrued income balance and provisions balance split by geography is as follows:

	As at 31 March 2020			As at 31 March 2019
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Trade receivables	227	1,836	2,063	313	1,980	2,293
Accrued income	461	408	869	445	438	883
Provision for impairment of trade receivables	(40)	(472)	(512)	(40)	(354)	(394)

Schedule of average expected loss rates and balances
The average expected loss rates and gross balances for the retail customer receivables in our US operations are set out below:

	2020	2020	2019	2019
	%	£m	%	£m
Unbilled revenue	5	395	—	420
0 – 30 days	5	623	3	736
30 – 60 days	14	184	12	194
60 – 90 days	29	105	20	89
3 – 6 months	47	119	30	109
6 – 12 months	63	104	39	99
Over 12 months	79	276	68	238
		1,806		1,885